SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for doubtful accounts	$ 200,000	$ 500,000
Impairment, long-lived asset, held-for-use	0	0
Advertising and marketing	$ 14,434,000	$ 17,390,000
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Advertising and marketing	Advertising and marketing
Percentage of tax benefit recognized	50.00%
Reduction To Workforce
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Restructuring charges	$ 200,000	$ 800,000
Payments for restructuring	$ 900,000	$ 100,000
Minimum
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Voting interests, percentage	20.00%
Maximum
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Voting interests, percentage	50.00%
Three Customers | Revenue Benchmark | Customer Concentration Risk
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	16.00%	11.00%
Three Customers | Accounts Receivable | Customer Concentration Risk
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	23.00%	18.00%
Zero Customers | Revenue Benchmark | Customer Concentration Risk
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%
One Customer | Revenue Benchmark | Customer Concentration Risk
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage		10.00%